UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.

              (Exact name of registrant as specified in charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
              (Address of  principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103

                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31, 2005

                  Date of reporting period: February 28, 2005

ITEM 1.  Reports to Shareholders.


SAND HILL PORTFOLIO MANAGERS FUND

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                Beginning          Ending       Expenses Paid During Period*
                              Account Value     Account Value    September 1, 2004 through
                            September 1, 2004 February 28, 2005      February 28, 2005
--------------------------------------------------------------------------------------------
Actual                           $1,000           $1,045.86                $9.64
--------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,015.50                $9.49

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                                      1

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

                        Sand Hill Portfolio Managers Fund
           Portfolio Holdings, by Sector, as Percentage of Net Assets
                           As of 2/28/2005 (unaudited)


                          Percentage of
Industry Sectors           Net Assets

CONSUMER DISCRETIONARY        4.96%
CONSUMER STAPLES             10.97%
ENERGY                        6.78%
ENERGY / UTILITIES            1.21%
FINANCIALS                    5.36%
HEALTHCARE                   12.90%
INDUSTRIALS                   5.56%
INFORMATION TECHNOLOGY        2.64%
INDEX EQUITIES               12.68%
US AGENCY BONDS              13.55%
US TREASURY BONDS             2.41%
CORPORATE BONDS              12.62%
OTHER ASSETS, NET             3.22%
SHORT TERM INVESTMENTS        5.13%





                                      2

                       SAND HILL PORTFOLIO MANAGER FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2005
                                  (unaudited)

              Number                                     Market
              of Shares Security Description             Value
              --------- --------------------           ----------

                        COMMON STOCKS:          63.07%

                        CONSUMER DISCRETIONARY:  4.96%
                4,500   Johnson Controls, Inc.         $  265,950
                2,200   McGraw-Hill Cos                   202,070
                3,500   Viacom Inc. Class B               122,150
                                                       ----------
                                                          590,170
                                                       ----------

                        CONSUMER STAPLES:       10.97%
                8,600   Conagra                           234,952
                9,500   Pepsico Inc.                      511,670
                6,000   General Mills, Inc.               314,220
                4,600   Procter & Gamble Co.              244,214
                                                       ----------
                                                        1,305,056
                                                       ----------

                        ENERGY:                  6.78%
                6,100   BP Amoco ADR                      396,012
                6,600   ChevronTexaco Corp.               409,728
                                                       ----------
                                                          805,740
                                                       ----------

                        ENERGY/ UTILITIES:       1.21%
                2,000   Dominion Resources                144,060
                                                       ----------
                                                          144,060
                                                       ----------

                        FINANCIALS:              5.36%
                2,500   American Express                  135,375
                3,000   MBIA Inc.                         175,800
                5,500   Wells Fargo & Co.                 326,590
                                                       ----------
                                                          637,765
                                                       ----------

                        HEALTHCARE:             12.90%
                2,300   Amgen Inc.*                       141,703
                3,500   C. R. Bard, Inc.                  232,750
                8,000   Gilead Sciences Inc.*             276,400
                5,500   Johnson & Johnson                 360,800
                4,000   Medicis Pharmaceutical            138,160
               14,600   Pfizer, Inc.                      383,834
                                                       ----------
                                                        1,533,647
                                                       ----------

                                      3

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                         ----------

                 INDUSTRIALS:                           5.56%
          3,400  L3 Communications*                           $  245,140
          3,600  H&R Block Inc.                                  191,880
          2,500  Illinois Tool Works                             224,375
                                                              ----------
                                                                 661,395
                                                              ----------

                 INFORMATION TECHNOLOGY:                2.64%
          3,000  Cisco*                                           52,260
          2,500  Intel Corp.                                      59,950
          8,000  Microsoft Corp.                                 201,440
                                                              ----------
                                                                 313,650
                                                              ----------

                 INDEX EQUITIES:                       12.68%
          7,000  I-Shares MSCI EAFE Index                      1,142,260
          3,000  S & P Midcap Depository Receipts                366,000
                                                              ----------
                                                               1,508,260
                                                              ----------

                 TOTAL COMMON STOCKS:
                 (Cost: $5,349,762)                            7,499,743
                                                              ----------
       Principal
       Amount
       ---------

                 FIXED INCOME SECURITIES:              28.58%
       $400,000  Allstate
                  maturity date 12/01/06; 5.375%                 408,739
        400,000  Federal Home Loan Bank
                  maturity date 09/02/08; 5.800%                 422,090
        380,000  Federal National Mortgage Association
                  maturity date 03/05/07; 6.660%                 400,833
        300,000  Federal Home Loan Bank
                  maturity date 08/20/13; 4.00%                  298,155
        250,000  Federal Home Loan Bank
                  maturity date 07/16/08; 2.00%                  245,102
        250,000  Federal Home Loan Bank
                  maturity date 12/19/08; 2.25%                  244,970
        150,000  Household Finance
                  maturity date 09/24/08; 2.336%                 149,242
        250,000  Citigroup Global
                  maturity date 9/15/20; 4.25%                   244,004
        250,000  U.S. Government TIPS
                  maturity date 1/15/10; 4.25%                   286,563

                                      4

         Principal                                           Market
         Amount    Security Description                      Value
         --------- --------------------                    -----------

                   FIXED INCOME SECURITIES (continued):
         $200,000  GE Capital
                    maturity 11/9/06, 3.125%               $   197,667
          500,000  GCB General Dynamics
                    matuirty 8/15/10; 4.5%                     501,285
                                                           -----------

                   TOTAL FIXED INCOME SECURITIES:
                   (Cost: $3,426,767 )                     $ 3,398,650
                                                           -----------

                   SHORT TERM INVESTMENTS            5.13%
          200,000  U.S. Treasury Note
                    maturity date 11/15/05; 5.875%             203,836
          400,000  Wal-Mart
                    maturity date 10/15/05; 5.875%             406,758
                                                           -----------

                   TOTAL SHORT TERM INVESTMENTS:
                   (Cost: $607,059)                        $   610,594
                                                           -----------

                   TOTAL INVESTMENTS:
                   (Cost: $9,383,589)**             96.78% $11,508,987
                   Other assets, net                 3.22%     382,848
                                                   ------  -----------
                   NET ASSETS                      100.00% $11,891,835
                                                   ======  ===========

*  Non-income producing
** Cost for Federal income tax purposes is $9,383,589 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $2,441,593
                   Gross unrealized depreciation   (316,195)
                                                 ----------
                   Net unrealized appreciation   $2,125,398
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

                                      5

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $9,383,588) (Notes 1 & 3)                  $11,508,987
 Cash                                                                                        536

 Receivables:
   Dividends                                                                $ 15,286
   Interest                                                                   53,749
   Capital stock sold                                                            200
   Securities sold                                                           275,057
                                                                            --------
                                                                                         344,292
 Prepaid expenses                                                                         41,522
                                                                                     -----------
     TOTAL ASSETS                                                                     11,895,337
                                                                                     -----------

LIABILITIES
 Accrued advisor fees                                                                      3,152
 Other liabilities                                                                           350
                                                                                     -----------
     Total Liabilities                                                                     3,502
                                                                                     -----------

NET ASSETS                                                                           $11,891,835
                                                                                     ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($11,891,835 / 779,860 shares outstanding)                                  $     15.25
                                                                                     ===========
 At February 28, 2005, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                     $10,469,340
 Undistributed net investment income                                                      62,792
 Accumulated net realized loss on investments                                           (765,695)
 Net unrealized appreciation of investments                                            2,125,398
                                                                                     -----------
 Net Assets                                                                          $11,891,835
                                                                                     ===========

See Notes to Financial Statements

                                      6

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

    INVESTMENT INCOME
     Dividend                                             $98,732
     Interest                                              90,667
                                                          -------
       Total income                                               $189,399
                                                                  --------

    EXPENSES
     Investment advisory fees (Note 2)                     66,481
     Custody fees                                           2,666
     Accounting fees (Note 2)                               4,959
     Recordkeeping and administrative services (Note 2)     9,918
     Professional fees                                     14,332
     Transfer agent fees (Note 2)                          14,877
     Shareholder servicing and reports (Note 2)            11,024
     Registration fees                                      2,157
     Insurance                                              3,519
     Miscellaneous                                         16,037
                                                          -------
       Total expenses                                              145,970
     Management fee waiver (Note 3)                                (19,363)
                                                                  --------
       Net expenses                                                126,607
                                                                  --------
     Net investment income                                          62,792
                                                                  --------

    REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                              197,504
     Net change in unrealized appreciation on investments          343,353
                                                                  --------
     Net gain on investments                                       540,857
                                                                  --------
     Net increase in net assets resulting from operations         $603,649
                                                                  ========

See Notes to Financial Statements

                                      7

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Six months ended
                                                                 February 28, 2005   Year ended
                                                                    (unaudited)    August 31, 2004
                                                                 ----------------- ---------------
OPERATIONS
 Net investment income (loss)                                       $    62,792      $    (6,838)
 Net realized gain on investments                                       197,504        1,236,926
 Change in unrealized appreciation of investments                       343,353          104,980
                                                                    -----------      -----------
 Net increase in net assets resulting from operations                   603,649        1,335,068

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ( $.00 and $.02 per share, respectively)              --          (22,059)

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*                                                     (2,977,647)      (2,206,118)
                                                                    -----------      -----------
 Net decrease in net assets                                          (2,373,998)        (893,109)
 Net assets at beginning of period                                   14,265,833       15,158,942
                                                                    -----------      -----------

NET ASSETS at the end of the period (including undistributed net
  investment income of $62,792 and $0, respectively)                $11,891,835      $14,265,833
                                                                    ===========      ===========

* A summary of capital share transactions follows:

                                        Six months ended
                                       February 28, 2005          Year ended
                                          (unaudited)          August 31, 2004
                                     ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold                             1,552  $    23,512    19,033  $   282,822
Shares reinvested from distributions       --           --       873       12,466
Shares redeemed                      (200,272)  (3,001,159) (171,841)  (2,501,406)
                                     --------  -----------  --------  -----------
Net decrease                         (198,720) $(2,977,647) (151,935) $(2,206,118)
                                     ========  ===========  ========  ===========

See Notes to Financial Statements

                                      8

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                           Six months ended              Years ended August 31
                                           February 28, 2005 ---------------------------------------------
                                              (unaudited)      2004     2003     2002      2001      2000
                                           ----------------- -------  -------  -------   -------   -------
Per Share Operating Performance
Net asset value, beginning of period            $ 14.58      $ 13.41  $ 12.19  $ 14.49   $ 19.25   $ 15.73
                                                -------      -------  -------  -------   -------   -------
Income from investment operations-
  Net investment income (loss)                     0.08        (0.01)    0.02    (0.00)*    0.03      0.08
  Net realized and unrealized gain (loss)
   on investments                                  0.59         1.20     1.20    (2.27)    (4.76)     3.72
                                                -------      -------  -------  -------   -------   -------
  Total from investment operations                 0.67         1.19     1.22    (2.27)    (4.73)     3.80
                                                -------      -------  -------  -------   -------   -------
Less distributions-
  Distributions from net investment
   income                                          0.00        (0.02)      --    (0.03)    (0.03)    (0.05)
  Distributions from realized gains on
   investments                                       --           --       --       --        --     (0.23)
                                                -------      -------  -------  -------   -------   -------
  Total distributions                                --        (0.02)      --    (0.03)    (0.03)    (0.28)
                                                -------      -------  -------  -------   -------   -------
  Net asset value, end of period                $ 15.25      $ 14.58  $ 13.41  $ 12.19   $ 14.49   $ 19.25
                                                =======      =======  =======  =======   =======   =======
Total Return                                       4.59%        8.88%   10.01%  (15.71%)  (24.61%)   24.24%
                                                =======      =======  =======  =======   =======   =======

Ratios/Supplemental Data
  Net assets, end of period (000's)             $11,892      $14,266  $15,159  $15,443   $19,050   $22,974
Ratio to average net assets/-(A)/
  Expenses/(B)/                                    1.90%**      1.90%    1.90%    1.90%     1.85%     1.84%
  Expense ratio - net/(C)/                         1.90%**      1.90%    1.90%    1.90%     1.83%     1.84%
  Net investment income (loss)                     0.94%**      0.04%    0.15%   (0.02%)    0.17%     0.34%
Portfolio turnover rate                            8.45%       18.91%   24.09%   56.70%    46.57%    45.85%

* Represents less than $0.01 per share
**Annualized

/(A)/Management fee waivers reduced the expense ratios and increased the net investment income ratio by 0.29% for the six months ended February 28, 2005; 0.27% for the year ended August 31, 2004; 0.43% for the year ended August 31, 2003 and 0.08% for the year ended August 31, 2002.

/(B)/Expense ratios have been increased to include custodian fees which were offset by custodian credits.

/(C)/Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

                                      9

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established on January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $963,199 available to offset future capital gains, if any, of which $342,000 expires in 2009 and $621,199 expires in 2010.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

                                      10

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA voluntarily agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.90% of average net assets. For the six months ended February 28, 2005, the manager waived fees of $19,363. These waivers are not subject to recapture or recoupment.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $9,918 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $14,877 for its services for the six months ended February 28, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $4,959 for its services for the six months ended February 28, 2005.

      Certain officers and/or an interested director of the Fund are also officers and/or director of CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2005, were $1,521,572 and $3,203,020, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                    Six months ended
                                    February 28, 2005   Year ended
                                       (unaudited)    August 31, 2004
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income                $--            $22,059
                                           ===            =======

      As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

                     Capital loss carryforward $ (963,199)
                     Unrealized appreciation    2,125,398
                                               ----------
                                               $1,162,199
                                               ==========

                                      11

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                      12

Investment Adviser:

   Sand Hill Advisors, Inc.
     245 Lytton Avenue, Suite 250
     Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                      Semi-Annual Report to Shareholders

                              SAND HILL PORTFOLIO
                                 MANAGER FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2005

 Semi-Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                           For the Six Months Ended

                               February 28, 2005


CSI EQUITY FUND

Fund Expenses Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2004
                                  Value             Value            through
INVESTOR CLASS              September 1, 2004 February 28, 2005 February 28, 2005
---------------------------------------------------------------------------------
Actual                           $1,000           $1,085.57           $7.70
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55           $7.45
---------------------------------------------------------------------------------

                                CSI Equity Fund

                                      1

--------------------------------------------------------------------------------------------
                                Beginning          Ending       Expenses Paid During Period*
                              Account Value     Account Value    September 1, 2004 through
INSTITUTIONAL CLASS         September 1, 2004 February 28, 2005      February 28, 2005
--------------------------------------------------------------------------------------------
Actual                           $1,000           $1,085.90                $7.71
--------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55                $7.45
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                       [CHART]



                                CSI Equity Fund

                                      2

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2005
                                  (Unaudited)

          Number
          of
          Shares  Description                             Market Value
          ------- -----------                            -------------

                  Common Stocks:                  96.64%

                  Banking:                        10.53%
          133,000 Banco De Santander ADR                 $   1,635,900
           40,000 Bank America                               1,866,000
           41,000 DBS Group Holdings ADR                     1,498,550
           35,000 HSBC Holdings ADR                          2,922,150
           24,000 National Bank Austria                      2,740,800
           40,000 Wells Fargo & Co.                          2,375,200
                                                         -------------
                                                            13,038,600
                                                         -------------

                  Beverages:                       2.24%
           51,500 Pepsico Inc.                               2,773,790
                                                         -------------

                  Computer and Peripherals:        2.77%
          100,000 Cisco Systems, Inc.*                       1,742,000
           42,000 Dell Computer*                             1,683,780
                                                         -------------
                                                             3,425,780
                                                         -------------

                  Computer Software/Services:      3.59%
           52,300 Automatic Data Processing, Inc.            2,246,808
           87,200 Microsoft Corp.                            2,195,696
                                                         -------------
                                                             4,442,504
                                                         -------------

                  Drug and Medical:                7.78%
           57,800 Abbott Laboratories                        2,658,222
           38,000 Amgen, Inc.                                2,341,180
           42,000 Johnson & Johnson                          2,755,200
           71,225 Pfizer Inc.                                1,872,505
                                                         -------------
                                                             9,627,107
                                                         -------------

                  Electronics/Equipment:           8.36%
           34,100 Canon Inc. ADR                             1,798,434
           42,900 Emerson Electric Co.                       2,845,128
           86,000 General Electric Corp.                     3,027,200
           51,500 Metronic Inc.                              2,684,180
                                                         -------------
                                                            10,354,942
                                                         -------------

                                CSI Equity Fund

                                      3

             Number
             of
             Shares Description                        Market Value
             ------ -----------                       -------------

                    Financial:                  4.73%
             20,200 American International            $   1,349,360
             64,000 1st Data Corp                         2,625,280
             43,000 State Street Corp                     1,885,550
                                                      -------------
                                                          5,860,190
                                                      -------------

                    Food:                       7.87%
             25,000 Diageo PLC ADR                        1,431,750
             82,400 Groupe Danone ADR*                    1,639,760
             39,800 Nestle S.A. ADR*                      2,771,051
             37,000 Sysco Corp.                           1,273,540
             39,400 William Wrigley Jr. Company           2,622,464
                                                      -------------
                                                          9,738,565
                                                      -------------

                    Household:                  5.55%
              7,400 Kao Corporation ADR*                  1,759,793
             20,900 Kimberly-Clark Corp.                  1,378,982
             50,800 Proctor & Gamble                      2,696,972
             12,000 Toto Ltd.                             1,037,924
                                                      -------------
                                                          6,873,671
                                                      -------------

                    Manufacturing:              6.48%
             51,600 Dupont EI                             2,750,280
             33,000 3M Co.                                2,770,020
             25,000 United Technologies                   2,497,000
                                                      -------------
                                                          8,017,300
                                                      -------------

                    Materials:                  1.86%
             75,000 BHP Billiton LTD ADR                  2,307,000
                                                      -------------

                    Oil:                        8.89%
             40,000 BP PLC ADR                            2,596,800
             28,000 Conocophillips                        3,104,920
             34,000 Schlumberger Ltd.                     2,565,300
             23,000 Total Fina ADR                        2,741,600
                                                      -------------
                                                         11,008,620
                                                      -------------

                    Retail:                     9.53%
             73,800 Avon Products                         3,156,426
             75,000 Borders Group Inc.                    1,929,750
             60,000 Costco Wholesale                      2,795,400
             33,000 CVS Corp.                             1,644,390
             56,700 Home Depot Inc.                       2,269,134
                                                      -------------
                                                         11,795,100
                                                      -------------

                                CSI Equity Fund

                                      4

         Number
         of
         Shares  Description                               Market Value
         ------- -----------                              -------------

                 Semi-conductors:                   2.21%
         114,000 Intel Corp.                              $   2,733,720
                                                          -------------

                 Telecommunications:                3.74%
         103,000 China Telecom Ltd Adr                        1,668,600
          37,000 Hutchison Whampoa ADR                        1,665,000
          49,350 Vodafone Airtouch Communications             1,297,412
                                                          -------------
                                                              4,631,012
                                                          -------------

                 Transportation:                    6.71%
          28,000 Fedex Corporation                            2,737,840
          24,000 Harley-Davidson                              1,485,120
          40,000 Johnson Controls Inc.                        2,364,000
          22,050 Toyota Motor ADR                             1,715,049
                                                          -------------
                                                              8,302,009
                                                          -------------

                 Utilities:                         3.80%
          17,000 EON AG ADR*                                  1,530,000
          40,000 FPL Group                                    3,174,000
                                                          -------------
                                                              4,704,000
                                                          -------------

                 Total Investments:
                 (Cost: $96,973,845)**             96.64% $ 119,633,910
                 Other assets, net                  3.36%     4,161,909
                                                  ------- -------------
                 Net Assets                       100.00% $ 123,795,819
                                                  ======= =============

 * Non-income producing
** Cost for Federal income tax purposes is $96,973,845 and net unrealized appreciation consists of:

Gross unrealized appreciation $25,904,500
Gross unrealized depreciation  (3,244,435)
                              -----------
Net unrealized appreciation   $22,660,065
                              ===========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

                                      5

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (Unaudited)

Assets
Investments at value (identified cost of $96,973,845) (Notes 1 & 3)                $119,633,910
Cash                                                                                  3,942,545
  Accounts receivable:
    Dividend                                                              $183,950
    Interest                                                                 3,192
    Capital stock sold                                                      68,262
                                                                          --------
                                                                                        255,404
Prepaid Expenses                                                                         48,305
                                                                                   ------------
Total Assets                                                                        123,880,164
                                                                                   ------------
Liabilities
  Capital stock redeemed                                                                 40,266
  Accrued advisor fees                                                                   44,079
                                                                                   ------------
Total Liabilities                                                                        84,345
                                                                                   ------------
Net Assets                                                                         $123,795,819
                                                                                   ============
Investor Class Shares
Net Assets                                                                         $ 72,379,105
                                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share
 ($72,379,105 / 4,694,557 shares outstanding)                                      $      15.42
                                                                                   ============

Institutional Class Shares
Net Assets                                                                         $ 51,416,714
                                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share
 ($51,416,714/ 3,339,160 shares outstanding)                                       $      15.40
                                                                                   ============
At February 28, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
Paid in capital                                                                    $110,751,470
Undistributed net investment income                                                     577,327
Accumulated net realized loss on investments                                        (10,193,043)
Net unrealized appreciation of investments                                           22,660,065
                                                                                   ------------
Net assets                                                                         $123,795,819
                                                                                   ============

See Notes to Financial Statements

                                CSI Equity Fund

                                      6

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (Unaudited)

 Investment Income
  Dividend                                               $1,233,928
  Interest                                                   12,354
                                                         ----------
  Total income                                                      $1,246,282
                                                                    ----------
 Expenses
  Investment management fees (Note 2)                       593,580
  Recordkeeping and administrative services (Note 2)        104,520
  Custodian fees                                              3,786
  Accounting fees                                            22,418
  Professional fees                                          51,912
  Transfer agent fees (Note 2)                               25,128
  Registration fees                                          25,537
  Shareholder servicing and reports                          21,335
  Insurance                                                  20,600
  Other expenses                                             11,202
                                                         ----------
  Total expenses                                                       880,018
                                                                    ----------
 Net investment income                                                 366,264
                                                                    ----------
 Realized and Unrealized Gain on Investments
  Net realized gain on investments                                     451,577
  Net increase in unrealized appreciation on investments             8,960,610
                                                                    ----------
  Net gain on investments                                            9,412,187
                                                                    ----------
  Net increase in net assets resulting from operations              $9,778,451
                                                                    ==========

See Notes to Financial Statements

                                CSI Equity Fund

                                      7

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                    February 28, 2005   Year Ended
                                                                       (Unaudited)    August 31, 2004
                                                                    ----------------- ---------------
OPERATIONS
 Net investment income                                                $    366,264     $    261,185
 Net realized gain on investments                                          451,577        2,323,071
 Change in net unrealized appreciation of investments                    8,960,610       10,937,253
                                                                      ------------     ------------
 Net increase in net assets resulting from operations                    9,778,451       13,521,509
DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($0.00 and $0.05 per share, respectively) -
   Investor Class                                                               --         (248,580)
 Net investment income ($0.00 and $0.05 per share, respectively) -
   Institutional Class                                                          --         (154,534)
                                                                      ------------     ------------
    Total distributions                                                         --         (403,114)
                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
  transactions* - Investor Class                                        (1,615,798)      (9,466,015)
 Net increase in net assets resulting from capital share
  transactions* - Institutional Class                                    1,949,424        3,955,155
                                                                      ------------     ------------
 Net increase in net assets                                             10,112,077        7,607,535
 Net assets at beginning of period                                     113,683,742      106,076,207
                                                                      ------------     ------------
NET ASSETS at end of period (including undistributed net investment
 income of $366,264 and $211,063, respectively)                       $123,795,819     $113,683,742
                                                                      ============     ============

* A summary of capital share transactions follows:

                                        Six Months Ended
                                       February 28, 2005          Year Ended
                                          (Unaudited)           August 31, 2004
Investor Class Shares                ---------------------  ----------------------
                                      Shares      Value      Shares       Value
                                     --------  -----------  --------  ------------
Shares sold                            75,817  $ 1,138,283    63,890  $    859,639
Shares reinvested from distributions       --           --    16,847       228,442
Shares redeemed                      (185,270)  (2,754,081) (759,528)  (10,554,096)
                                     --------  -----------  --------  ------------
Net decrease                         (109,453) $(1,615,798) (678,791) $ (9,466,015)
                                     ========  ===========  ========  ============

                                        Six Months Ended
                                       February 28, 2005          Year Ended
                                          (Unaudited)           August 31, 2004
Institutional Class Shares           ---------------------  ----------------------
                                      Shares      Value      Shares       Value
                                     --------  -----------  --------  ------------
Shares sold                           332,429  $ 4,942,311   845,436  $ 11,398,401
Shares reinvested from distributions       --           --    11,405       154,534
Shares redeemed                      (200,095)  (2,992,887) (547,307)   (7,597,780)
                                     --------  -----------  --------  ------------
Net increase                          132,334  $ 1,949,424   309,534  $  3,955,155
                                     ========  ===========  ========  ============

See Notes to Financial Statements

                                CSI Equity Fund

                                      8

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                     Investors Class
                                           ------------------------------------------------------------------
                                           Six Months Ended               Years Ended August 31,
                                           February 28, 2005 ------------------------------------------------
                                              (Unaudited)      2004      2003      2002      2001      2000
                                           ----------------- -------  -------    --------  --------  --------
Per Share Operating Performance
Net asset value, beginning of period            $ 14.20      $ 12.66  $ 12.07    $  13.62  $  18.37  $  13.36
                                                -------      -------  -------    --------  --------  --------
Income from investment operations:
  Net investment income (loss)                     0.05         0.04     0.05          --      0.01     (0.02)
  Net realized and unrealized gain (loss)
   on investments                                  1.17         1.55     0.54       (1.54)    (3.45)     5.03
                                                -------      -------  -------    --------  --------  --------
Total from investment operations                   1.22         1.59     0.59       (1.54)    (3.44)     5.01
                                                -------      -------  -------    --------  --------  --------
Less distributions:
  Distributions from net investment
   income                                            --        (0.05)    0.00/1/    (0.01)       --        --
  Distributions from capital gains                   --           --       --          --     (1.31)       --
                                                -------      -------  -------    --------  --------  --------
Total distributions                                  --        (0.05)    0.00       (0.01)    (1.31)       --
                                                -------      -------  -------    --------  --------  --------
Net asset value, end of period                  $ 15.42      $ 14.20  $ 12.66    $  12.07  $  13.62  $  18.37
                                                =======      =======  =======    ========  ========  ========

Total Return                                      8.56%       12.55%    4.91%     (11.31%)  (19.32%)   37.50%
                                                =======      =======  =======    ========  ========  ========

Ratios/Supplemental Data
Net assets, end of period (000's)               $72,379      $68,205  $69,428    $ 74,829  $104,283  $113,673
Ratio to average net assets/(A)/:
  Expenses/(B)/                                   1.49%*       1.49%    1.49%       1.51%     1.45%     1.44%
  Expenses - net/(C)/                             1.49%*       1.49%    1.49%       1.51%     1.44%     1.44%
  Net investment income (loss)                    0.62%*       0.23%    0.36%       0.00%     0.06%    (0.14%)
Portfolio turnover rate                          10.16%       25.11%   10.28%      15.86%    17.16%    22.69%

* Annualized
/1/ Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits the fund received for the year ended August 31, 2001.

See Notes to Financial Statements

                                CSI Equity Fund

                                      9

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Institutional Class
                                     -----------------------------------------------------------
                                     Six Months Ended    Years Ended August 31,
                                     February 28, 2005 -------------------------    Period Ended
                                        (Unaudited)      2004    2003     2002    August 31, 2001*
                                     ----------------- -------  ------- --------  ----------------
Per Share Operating Performance
Net asset value, beginning of period      $ 14.18      $ 12.65  $ 12.06 $  13.62      $ 14.95
                                          -------      -------  ------- --------      -------
Income from investment operations:
  Net investment income (loss)               0.05         0.03     0.04       --           --
  Net realized and unrealized gain
   (loss) on investments                     1.17         1.55     0.55    (1.55)       (0.62)
                                          -------      -------  ------- --------      -------
Total from investment operations             1.22         1.58     0.59    (1.55)       (0.62)
                                          -------      -------  ------- --------      -------
Less distributions:
  Distributions from net investment
   income                                      --        (0.05)      --    (0.01)          --
  Distributions from capital gains                                   --       --        (0.71)
                                          -------      -------  ------- --------      -------
Total distributions                            --        (0.05)      --    (0.01)       (0.71)
                                          -------      -------  ------- --------      -------
Net asset value, end of period            $ 15.40      $ 14.18  $ 12.65 $  12.06      $ 13.62
                                          =======      =======  ======= ========      =======

Total Return                                8.59%       12.48%    4.89%  (11.38%)      (4.26%)
                                          =======      =======  ======= ========      =======

Ratios/Supplemental Data
Net assets, end of period (000's)         $51,417      $45,479  $36,648 $ 22,891      $ 6,598
Ratio to average net assets/(A)/:
  Expenses/(B)/                             1.49%**      1.49%    1.49%    1.62%        1.45%**
  Expenses - net/(C)/                       1.49%**      1.49%    1.49%    1.62%        1.44%**
  Net investment income                     0.62%**      0.23%    0.36%    0.00%        0.01%**
Portfolio turnover rate                    10.16%       25.11%   10.28%   15.86%       17.16%

 * Commencement of operations of Institutional Class Shares was June 28, 2001 ** Annualized
/1/ Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits the fund received for the year ended August 31, 2001.

See Notes to Financial Statements

                                CSI Equity Fund

                                      10

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2005 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $10,644,620 available to offset future capital gains, if any, of which $5,571,878 expires in 2008, $4,557,375 expires in 2009 and $515,367 expires in
2011.

C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported

                                CSI Equity Fund

                                      11

amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS", "Administrator"), its administrative agent, $104,520, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through February 28, 2005.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2005 was $47,820.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 28, 2005, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2005, the CDSC for Fund shares redeemed was $3,611.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $25,128, for its services for the six months ended February 28, 2005.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $22,418 for its services for the six months ended February 28, 2005.

Certain officers and/or an interested director of the Fund are also officers and/or director of CSI, CSS, CFA and FSI.

                                CSI Equity Fund

                                      12

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2005, aggregated $33,954,061 and $19,101,696, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                    Six Months Ended
                                    August 31, 2004    Year Ended
                                      (Unaudited)    August 31, 2004
                                    --------------------------------
           Distributions paid from:
           Ordinary income               $  --          $403,114
                                         =====          ========

    As of February 28, 2005 the components of distributable earnings on a tax basis were as follows:

                    Ordinary income           $    366,264
                    Capital loss carryforward  (10,644,620)
                    Unrealized appreciation     22,660,065
                                              ------------
                                              $ 12,381,709
                                              ------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                CSI Equity Fund

                                      13

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (888) 826-2520 Toll Free.

NEW MARKET FUND
Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2004 February 28, 2005 September 1, 2004 through
                                                                    February 28, 2005
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1,124.55               $7.85
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,017.55               $7.45
(5% return before expenses)
-----------------------------------------------------------------------------------------


C CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2004 February 28, 2005 September 1, 2004 through
                                                                    February 28, 2005
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1,120.46              $11.78
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,013.80              $11.18
(5% return before expenses)
-----------------------------------------------------------------------------------------
I CLASS                     Beginning Account  Ending Account     Expenses Paid During
                                  Value             Value                Period*
                            September 1, 2004 February 28, 2005 September 1, 2004 through
                                                                    February 28, 2005
-----------------------------------------------------------------------------------------
Actual                           $1,000           $1,125.67              $6.54
-----------------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,018.80              $6.21
(5% return before expenses)
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49% for Class A; 2.24% for Class C and 1.24% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year .

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)
                                    [CHART]
                              The New Market Fund
        Portfolio Holdings, by Sector, as Percentage of Net Assets as of
                              2/28/05 (unaudited)

Chemicals                                                4.33%
Computers & services                                     3.46%
Consumer goods                                          21.23%
Diversified                                              0.90%
Energy                                                   2.67%
Financials                                               7.74%
Insurance                                               20.12%
Manufacturing                                           13.44%
Medical                                                 10.11%
REIT                                                     7.43%
Retail                                                   1.68%
Transport services                                       4.22%
Other assets, net                                        2.67%

                                Industry Sector


                                      2

                              THE NEW MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2005
                                  (Unaudited)

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                         ----------

                 COMMON STOCK:                         97.33%

                 CHEMICALS:                             4.33%
         6,300   Albermarle                                   $  239,400
         7,480   New Market Corp.*                               142,195
                                                              ----------
                                                                 381,595
                                                              ----------

                 COMPUTERS & SERVICES:                  3.46%
         3,200   Dell Computer*                                  128,288
         1,900   International Business Machines Corp.           175,902
                                                              ----------
                                                                 304,190
                                                              ----------

                 CONSUMER GOODS:                       21.23%
        10,300   Cadbury Schweppes-Spons ADR                     408,601
         5,000   Energizer Holdings*                             296,150
         8,900   Gillette Company                                447,225
        11,400   Kraft Foods Inc.                                381,330
         3,200   Overstock.com*                                  171,824
         3,000   UST Inc.                                        163,950
                                                              ----------
                                                               1,869,080
                                                              ----------

                 DIVERSIFIED:                           0.90%
           200   Wesco Financial Corp.                            79,000
                                                              ----------

                 ENERGY:                                2.67%
         2,400   Chevrontexaco Corp.                             148,992
         1,200   Dominion Resources                               86,436
                                                              ----------
                                                                 235,428
                                                              ----------

                 FINANCIALS:                            7.74%
         3,900   Ambac Financial Group                           303,342
         5,000   American Express Co.                            270,750
         1,800   Wells Fargo Co.                                 106,884
                                                              ----------
                                                                 680,976
                                                              ----------

                 INSURANCE:                            20.12%
           210   Berkshire Hathaway Inc-Class B*                 633,150
         6,600   Genworth Financial                              185,856
         1,200   Markel Corp.*                                   429,000
           800   White Mountains Insurance*                      522,800
                                                              ----------
                                                               1,770,806
                                                              ----------

                                      3

           Number                                            Market
           of Shares Security Description                    Value
           --------- --------------------                  ----------

                     MANUFACTURING:                 13.44%
             3,000   Altria Group Inc.                     $  196,950
             4,500   Anheuser Busch Companies                 213,525
             6,700   General Electric                         235,840
            13,500   Mattel                                   282,420
             7,600   Tyco International                       254,448
                                                           ----------
                                                            1,183,183
                                                           ----------

                     MEDICAL:                       10.11%
             5,800   Johnson & Johnson                        380,480
             7,500   Novartis Ag                              374,775
             2,500   Pepsico Inc.                             134,650
                                                           ----------
                                                              889,905
                                                           ----------

                     REIT:                           7.43%
             7,500   First Industrial Realty Trust            311,925
             1,200   Tejon Ranch Company*                      59,100
            12,800   United Dominion Realty Trust             282,880
                                                           ----------
                                                              653,905
                                                           ----------

                     RETAIL:                         1.68%
             4,484   CarMax Inc.*                             147,972
                                                           ----------

                     TRANSPORT SERVICES:             4.22%
             3,800   Fedex Corp.                              371,564
                                                           ----------

                     TOTAL INVESTMENTS:
                     (Cost: $6,611,474)**           97.33% $8,567,604
                     Other assets, net               2.67%    235,069
                                                   ------  ----------
                     NET ASSETS                    100.00% $8,802,673
                                                   ======  ==========

*  Non-income producing
** Cost for Federal income tax purpose is $6,611,474 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $2,474,754
                   Gross unrealized depreciation   (518,624)
                                                 ----------
                   Net unrealized appreciation   $1,956,130
                                                 ==========

See Notes to Financial Statements

                                      4

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $6,611,474) (Notes 1 & 3)                $ 8,567,604
 Cash                                                                                  170,650

 Receivables:
   Dividend receivable                                                     $13,937
   Interest receivable                                                         172
   Capital stock sold                                                        1,143
   Due from advisor (Note 2)                                                 8,652
                                                                           -------
                                                                                        23,904
 Prepaid expenses                                                                       42,233
                                                                                   -----------
     TOTAL ASSETS                                                                    8,804,391
                                                                                   -----------

LIABILITIES
 Payable for capital stock redeemed                                                      1,000
 Accrued 12b-1 fees                                                                        718
                                                                                   -----------
     TOTAL LIABILITIES                                                                   1,718
                                                                                   -----------
NET ASSETS                                                                         $ 8,802,673
                                                                                   ===========
Class A Shares
NET ASSETS                                                                         $ 8,432,543
                                                                                   ===========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($8,432,543 / 548,542 shares outstanding)                                       $     15.37
                                                                                   ===========
 MAXIMUM OFFERING PRICE PER SHARE ($15.37 x 100/94.25) (Note 2)                    $     16.31
                                                                                   ===========
Class C Shares
NET ASSETS                                                                         $   161,596
                                                                                   ===========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($161,596 / 10,707 shares outstanding)                                          $     15.09
                                                                                   ===========
Class I Shares
NET ASSETS                                                                         $   208,534
                                                                                   ===========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($208,534 / 13,532 shares outstanding)                                          $     15.41
                                                                                   ===========

 At February 28, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                   $ 7,959,644
 Undistributed net investment income                                                    14,335
 Accumulated net realized loss on investments                                       (1,127,436)
 Net unrealized appreciation of investments                                          1,956,130
                                                                                   -----------
 Net Assets                                                                        $ 8,802,673
                                                                                   ===========

See Notes to Financial Statements

                                      5

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

For the six months ended February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend income                                        $80,147
   Interest income                                            118
                                                          -------
     Total income                                                 $   80,265
                                                                  ----------

  EXPENSES
   Investment advisory fees (Note 2)                       33,036
   12b-1 fees--Class A (Note 2)                            10,534
   12b-1 and servicing fees--Class C (Note 2)                 776
   Recordkeeping and administrative services (Note 2)       9,918
   Legal and audit fees                                     9,578
   Transfer agent fees (Note 2)                            14,877
   Custodian fees                                           3,092
   Accounting fees (Note 2)                                 4,959
   Shareholder servicing and reports (Note 2)               8,807
   Insurance                                                5,324
   Registration                                             7,183
   Miscellaneous                                           16,071
                                                          -------
     Total expenses                                                  124,155
   Management fee waiver and reimbursed expenses (Note 2)            (58,225)
                                                                  ----------
     Net expenses                                                     65,930
                                                                  ----------
   Net investment income                                              14,335
                                                                  ----------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment                                  (229,310)
   Net increase in unrealized appreciation on investments          1,248,017
                                                                  ----------
   Net gain on investments                                         1,018,707
                                                                  ----------
   Net increase in net assets resulting from operations           $1,033,042
                                                                  ==========

See Notes to Financial Statements

                                      6

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 28, 2005   Year ended
                                                                      (unaudited)    August 31, 2004
                                                                   ----------------- ---------------
OPERATIONS
 Net investment income (loss)                                         $    14,335      $  (61,837)
 Net realized loss on investments                                        (229,310)        (81,523)
 Change in unrealized appreciation of investments                       1,248,017        (522,502)
                                                                      -----------      ----------
 Net increase (decrease) in net assets resulting from operations        1,033,042        (665,862)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class A                                               (1,680,211)      4,991,039
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class C                                                   (9,471)        130,678
Net increase (decrease) in net assets resulting from capital share
  transactions*--Class I                                                  (56,251)        237,200
                                                                      -----------      ----------
Net increase (decrease) in net assets                                    (712,891)      4,693,055
Net assets at beginning of period                                       9,515,564       4,822,509
                                                                      -----------      ----------

NET ASSETS at the end of the period                                   $ 8,802,673      $9,515,564
                                                                      ===========      ==========

* A summary of capital share transactions follows:

                                         Six months ended
                                        February 28, 2005          Year ended
                                           (unaudited)          August 31, 2004
                                      ---------------------  ---------------------
                                       Shares      Value      Shares      Value
Class A shares:                       --------  -----------  --------  -----------
Shares sold                             16,272  $   243,777    84,726  $ 2,553,044
Shares issued in acquisition (Note 5)        0           --   408,491    5,457,437
Shares redeemed                       (135,065)  (1,923,988) (221,646)  (3,019,442)
                                      --------  -----------  --------  -----------
Net increase (decrease)               (118,793) $(1,680,211)  271,571  $ 4,991,039
                                      ========  ===========  ========  ===========

                                         Six months ended
                                        February 28, 2005         Period ended
                                           (unaudited)          August 31, 2004
                                      ---------------------  ---------------------
                                       Shares      Value      Shares      Value
Class C shares:                       --------  -----------  --------  -----------
Shares sold                                 21  $       300    10,662  $   134,751
Shares redeemed                           (700)      (9,771)     (309)      (4,073)
                                      --------  -----------  --------  -----------
Net increase                              (679) $    (9,471)   10,353  $   130,678
                                      ========  ===========  ========  ===========

See Notes to Financial Statements

                                      7

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------

                               Six months ended
                               February 28, 2005  Period ended
                                  (unaudited)    August 31, 2004**
                               ----------------  -----------------
                               Shares    Value   Shares   Value
               Class I shares: ------  --------  ------  --------
               Shares sold          0  $     --  17,339  $237,200
               Shares redeemed (3,807)  (56,251)     --        --
                               ------  --------  ------  --------
               Net increase    (3,807) $(56,251) 17,339  $237,200
                               ======  ========  ======  ========

** Commencement of operations of Class I shares was July 17, 2004.

See Notes to Financial Statements

                                      8

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     Class A Shares
                                              -----------------------------------------------------------
                                               Six months
                                                 ended
                                              February 28,              Years ended August 31,
                                                  2005     ----------------------------------------------
                                              (unaudited)      2004       2003     2002     2001     2000
                                              ------------ ------       ------   ------   ------   ------
Per Share Operating Performance
Net asset value, beginning of period             $13.67    $12.15       $10.97   $11.65   $11.71   $11.64
                                                 ------    ------       ------   ------   ------   ------
Income from investment operations--
  Net investment income (loss)                     0.03     (0.09)       (0.07)   (0.10)   (0.09)   (0.03)
  Net realized and unrealized gain (loss) on
   investments                                     1.67      1.61         1.25    (0.58)    0.03     0.10
                                                 ------    ------       ------   ------   ------   ------
  Total from investment operations                 1.70      1.52         1.18    (0.68)   (0.06)    0.07
                                                 ------    ------       ------   ------   ------   ------
Net asset value, end of period                   $15.37    $13.67       $12.15   $10.97   $11.65   $11.71
                                                 ======    ======       ======   ======   ======   ======
Total Return                                      12.46%    12.51%       10.76%   (5.84%)  (0.51%)   0.60%
                                                 ======    ======       ======   ======   ======   ======
Ratios/Supplemental Data
Net assets, end of period (000's)                $8,433    $9,125       $4,810   $4,758   $5,662   $5,347
Ratio to average net assets /(A)(D)(E)/
  Expenses /(B)/                                   1.49%**   2.26%/(1)/   2.00%    2.08%    2.07%    1.99%
  Expense ratio--net /(C)/                         1.49%**   2.25%/(1)/   1.99%    1.99%    1.99%    1.99%
  Net investment income (loss)                     0.33%**  (0.91%)      (0.60%)  (0.80%)  (0.83%)  (0.34%)
Portfolio turnover rate                           14.88%    18.83%       23.54%    7.09%    8.72%   32.86%

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.32% for the six months ended February 28, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, and 1.70% for the year ended August 31, 2000.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.32% for the six months ended February 28, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.32% for the six months ended February 28, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

                                      9

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (Continued)
--------------------------------------------------------------------------------


                                                    Class C Shares                   Class I Shares
                                        ----------------------------------     ----------------------
                                         Six months                             Six months
                                           ended                                  ended
                                        February 28,  Year ended Period ended  February 28, Period ended
                                            2005      August 31,  August 31,       2005      August 31,
                                        (unaudited)      2004       2003*      (unaudited)     2004*
                                        ------------  ---------- ------------  ------------ ------------
Per Share Operating Performance
Net asset value, beginning of period       $13.47       $12.13      $10.93        $13.69       $13.68
                                           ------       ------      ------        ------       ------
Income from investment operations--
  Net investment income (loss)              (0.03)       (0.15)      (0.07)         0.04        (0.01)
  Net realized and unrealized gain
   (loss) on investments                   $ 1.65       $ 1.49      $ 1.27        $ 1.68       $ 0.02
                                           ------       ------      ------        ------       ------
  Total from investment operations           1.62         1.34        1.20          1.72         0.01
                                           ------       ------      ------        ------       ------
Net asset value, end of period             $15.09       $13.47      $12.13        $15.41       $13.69
                                           ======       ======      ======        ======       ======
Total Return                                12.05%       11.13%      10.98%        12.57%        0.07%
                                           ======       ======      ======        ======       ======
Ratios/Supplemental Data
Net assets, end of period (000's)          $  162       $  154      $   13        $  209       $  237
Ratio to average net assets /(A)(D)(E)/
  Expenses /(B)/                             2.24%**      2.50%       2.50%**       1.24%**      1.50%**
  Expense ratio--net /(C)/                   2.24%**      2.49%       2.49%**       1.24%**      1.49%**
  Net investment income (loss)              (0.42%)**    (1.66%)     (1.10%)**      0.58%**     (0.06%)**
Portfolio turnover rate                     14.88%       18.83%      23.54%        14.88%       18.83%

*Commencement of operations for Class A shares was October 1, 1998;
 commencement of operations for Class C shares was May 1, 2003. commencement of operations for Class I shares was July 14, 2004.
**Annualized

/(1)/Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in .26% reduction in the expense ratio for the year ended August 31, 2004.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 1.32% for the six months ended February 28, 2005; 0.88% for the year ended August 31, 2004; 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, and 1.70% for the year ended August 31, 2000.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
/(C)/Expense ratio--net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.
/(D)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 1.32% for the six months ended February 28, 2005; 0.88% for the year ended August 31, 2004 and 2.62% for the period ended August 31, 2003.
/(E)/Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class I shares by 1.32% for the six months ended February 28, 2005, 0.88% for the period ended August 31, 2004.

See Notes to Financial Statements

                                      10

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C" and "Class I"). Initial outside investors purchased Class A shares of the fund on June 30, 1998. However, operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was May 1, 2003 and July 17, 2004 for Class I shares.

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $816,603 available to offset future capital gains, if any, of which $40,901 expires in 2008, $115,062 expires in 2009, $94,570 expires in 2010, $294,799 expires in 2011 and $271,271 expires in 2012. As of August 31,
2004, the Fund has a post-October capital loss deferral of $81,523 which will be recognized in the following tax year.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                      11

      E. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, The London Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund (with 0.25% waived by TLC). Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"). Prior to April 1, 2003, TLC provided sub-advisory services to the Fund pursuant to a sub-advisory agreement with VMIC. In connection with the approval of the 2003 investment advisory agreement approved by shareholders on March 31, 2003, shareholders were advised that TLC would contractually agree to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses of the Fund. For Class A shares expenses are currently limited to 1.49% of average net assets, Class C shares to 2.24% of average net assets and Class I shares to 1.24% of average net assets. For the six months ended February 28, 2005, the Advisor waived fees of $33,036. Certain expenses, such as interest, taxes, brokerage costs, and extraordinary expenses are not subject to the limitation. As of February 28, 2005, a remaining balance of $8,652 was due from TLC. In connection with the approval of the 2003 investment advisory agreement, VMIC guaranteed the payment of such reimbursement amounts, and Commonwealth Capital Management, LLC ("CCM") has since assumed that obligation. The amount due was paid in April, 2005.

      TLC will be entitled to reimbursement of fees waived or remitted by TLC to the Fund. The total amount of reimbursement recoverable by TLC is the sum of all fees previously waived or remitted by TLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TLC with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2005 was $368,739. The reimbursement amount recoverable may not include any additional charges or fees, such as interest on the amount accrued. Such reimbursement would have to be approved by the Board of Directors of the Company.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the six months ended February 28, 2005, there were $11,116 of distribution expenses incurred by the Fund.

                                      12

      The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the Class C average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended February 28, 2005 there were $194 of servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $9,918 for providing shareholder services, record-keeping, administrative services and blue-sky filings, of which $5,512 was waived. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .10% of average daily net assets, with a minimum fee of $20,000.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the six months ended February 28, 2005 were $943. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund Class A share redemptions occurring within 360 days of purchase and for certain Fund Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. FDCC received $879 in CDSC's for the six months ended February 28, 2005.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $14,877 for its services for the six months ended February 28, 2005, of which $8,270 was waived.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $4,959 for its services for the six months ended February 28, 2005, of which $2,755 was waived.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of VMIC, CSS, CFA, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2005, aggregated $1,274,643 and $3,116,654, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the six months ended February 28, 2005 or the year ended August 31, 2004.

                                      13

      As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

                     Capital loss carryforward $ (816,603)
                     Unrealized appreciation    1,956,130
                                               ----------
                                               $1,139,527
                                               ==========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                      14

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.
                                    [GRAPHIC]



                      Semi-Annual Report to Shareholders

                              THE NEW MARKET FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2005

                     Semi-Annual Letter to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                    For the Period Ended February 28, 2005

      Using the SEC Total Return Formulae, your Fund is up 20% for the one year period ended February 28, 2005. (Coincidentally, we were also up 20% for the 2004 calendar year.) The average annual total return for the Five Years ended 2/28/05 is 25% and, since inception, it is 36.3%. If you had invested $1,000 at inception (10/1/98), it would now total $6,078 (with reinvestment of dividends and distributions, $7,291).

      Russian Scene. Despite the lingering bad taste from the Yukos affair, the economic and investment scene set in Russia is clearly positive: large trade surpluses ($53 Billion for the last year), growing Central Bank reserves (over $130 Billion), a strong currency (appreciating steadily), budget surpluses (2-3% of GDP), and 6-7% annual GDP growth over six years now. S&P recently joined Moody's with an investment grade rating for Russia. The Russian stock market continues to be among the best performing in the world.

      Putin as Tsar or Fireman. Despite what you read in the daily press about Putin becoming an autocrat, the inside scope is surprisingly different. In his first term, President Putin had a strong young man named Mikhail Krasyanov as his prime minister. Krasyanov was a hold over from the Yeltsin era and a powerhouse, with active lines into Russia's "oligarchs" and the business community in general. He and Putin would sit down and argue things out, and when they decided on a course of action, it got done. Always publicly loyal to the President, Krasyanov would turn to the bureaucracy and the world, pronouncing "The President has decided".

      For his second term, Putin had tired of the strain of dealing with another strong personality and fired Krasyanov and hired Fradkov, a yes man with no independent standing, as his new Prime Minister. Now, when Fradkov attempts to implement what the President has told him to do, not much happens and, as a result, Putin has to run around putting out fires. Reforms and other innovations are proceeding, but at a much slower pace. "Power is a wasting asset" and its wise and effective exercise is an art form. Putin's lack of political background is now evident.

      Company Level. The ability of top Russian executives to make their numbers quarter by quarter, year by year, is more and more in evidence. Most of the moderate to large cap companies in Russia are now audited by the Big Four to US GAAP or IAS (International Accounting Standards), but the numbers cited here will be RAS (Russian Accounting Standards, a more cash and tax oriented method) for comparability. Hold on for a brief review of recent results (this is, after all, a numbers business). These numbers compare last reported 12 month trailing revenues and net income figures with the prior year, and the most recent three month numbers with the ones reported a year before.

      Telecom. Wireless. The Poster Children for private companies in the New Russia are the two leading public cell phone companies. Mobile TeleSystems
(MTS) (backed by Deutsche Telecom): current yearly revenues of $3.5 billion are a 64% increase over the prior year. Net income of $966 million represents a 115% increase. The most recent quarterly figures are $1.1 billion in revenues (50% increase) and $338 million of net income (117% increase). Vimpelcom (backed by the Norwegian phone company): yearly revenues increased to $1.9 billion from $1.2 billion (65%) and net income $337 from $207 million (63%). Quarterly figures are: revenues, $602 from $379 million (a 59% increase); Net income, $102 from $72 million (42%). VIP and MTS are classic market expansion stories, with no over-investment in capex. And the cell phone market in Russia is a long way from saturation.

      Wireline. The recently completed re-structuring of the Russian wireline companies into seven Super Regionals has produced several companies now in our Portfolio. Here are a couple: the Volgatelecom company has enjoyed a yearly increase in revenues of 41% to $607 million with just a one percent increase in net income, to $63 million. Uralsvaizinform increased revenues 37% to $792 million and net income 33% to $70 million (three month figures were 26% and 38% increases, respectively). The international and inter-city long distance company Rostelecom (still a monopoly for the near term future only) revenue increased 44% to $1.3 billion, with net income increasing 33% to $131 million (quarterly increases were 29% and 44%).

      Oil & Gas. Lukoil just turned in another good quarter, beating estimates handsomely. Twelve month revenues have increased 40% to $30.4 billion and net income 9% to $3.7 billion, with the just announced quarter being a 63% increase in revenues, to $9.8 billion and a 100% increase in net income to $1.3 billion. The other oil major with minimal "oligarch risk" is Surgutneftegaz with a yearly increase in revenues of 41% to $9.2 billion and in net income to $2.5 billion (50% increase). The quarterly figures are $2.8 billion in revenues ( 48% increase) and a 71% increase in net income, to $821 million. And the average multiple for Lukoil, Surgut and Sibneft (paying a 7% dividend, but still caught up in the Yukos affair) is only 7.

      Gazprom. When the "ring fence" around local shares falls this year as projected, the world's largest gas company will become the bell weather for the Russian stock market. Current revenues of $29 billion are up 21% yearly, with net income of $4.7 billion up 23%. The latest three month figures revenues up 23% to $6.6 billion and net income up 99% to $1.4 billion.

      Steel. Demand for steel world-wide remains strong to date. Although China is projected to soon be an exporter of steel, China's auto industry has been a driver. (Nissan Motors in Japan has had to curtail production due to lack of this indispensable commodity.) Severstal, which pays a 7% dividend, has been the top performing steel stock for us (yearly revenues up 55% to $3.9 billion, net income up 88% to $1.1 billion; quarterly figures up 77% and 157%). Novolipetsk (up 65% and 88% yearly; 94% and 144% for the quarter) also continues to perform well. Exports are booming and cash flows are being applied to replace old open-hearth furnaces with oxygen reduction and electric arc models. VSMPO is a leading titanium producer (makes the landing gear stanchion for the Air Bus): yearly revenues up 26% to $348 million, but net income remained flat for the year. But the recent quarter was better: 39% increase in revenues and a 45% increase in net income.

      Norilsk Nickel. This company's vision is to become the leading metals company in the world. Platinum and Palladium for catalytic converters, and nickel for stainless, are Norilsk Nickel's main exports to the Chinese auto industry and elsewhere. This stock has suffered due to so-called "oligarch risk" but the company's performance has been strong: $5.3 billion in yearly revenues (up 36%) and $1.7 billion in net income (up 58%). For the quarter: revenues of $1.15 billion (up 31%) and net income of $576 million (up 112%).

      Strong Companies. Results like these help explain why the Russian stock market has been the best performing stock market in the world for the last few years. Past performance of course is no guarantee for the

                                      2

future, but Russia has produced some of the best performing private companies in the world today. (The above figures are selective; there are many companies with lesser records, including quarterly and yearly declines.)

      Yukos Affair Fallout; How Bad is the Worst? With Yukos' crown jewel again in Government hands, where does that leave us in Russia? The state now owns a total of 7% of Russia oil refining capacity and 19% of its oil production (oil in the ground; reserves). In a world where, except for the United States, the governments around the globe own the oil reserves, period, this is a modest total for government ownership. Will there be other re-nationalizations? The remainder of Yukos is clearly at risk, but my estimate is there will be no further re-nationalizations. And if Putin's recent proposal to reduce the statute of limitations on past acts to three years from ten years, that's it.

      Recent Tidbit. In Forbes' magazine Billionaire issue, 28 billionaires are Russian and three are Ukrainian.

      Ukraine and Caspian exposure. Starting with the 2005 Prospectus, your Fund is now in a position to add a few good companies from Ukraine and the Caspian oils. Recently, I visited companies in Kiev and Dnipropetrovsk, Ukraine, last and attended a Securities Conference, at which recently-elected Ukraine President Victor Yuschenko spoke. A personally courageous leader, President Yuschenko presented a clear picture of where he wants to take his country, becoming an integral part of Europe economically and politically. Ukraine shows great potential, although the stock market at present is not developed and many companies are in need of requisite transparency, tax-paying and dividend-declaring skills, but the cash flows are there.

      The Fund has now added the following four Ukraine companies:
Donbasenergo, an electric utility in eastern Ukraine; Zaporozhstal, a steel company in that same region; Slavutich, a brewery majority-owned by Baltic Beverages Holding; and Stirol, a world factor in fertilizer production and exports. In addition, the Fund purchased shares of two Caspian-oil-focused companies: an oil services company, EMPS Corporation, a Nevada corporation, and Nelson Resources, a Canadian company.

      As always, thank you for your support.

                                    John T. Connor,
                                    Portfolio Manager

                                      3

                         THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2004
                                  Value             Value            through
A CLASS                     September 1, 2004 February 28, 2005 February 28, 2005
---------------------------------------------------------------------------------
Actual                           $1,000           $1,320.70          $15.82
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,011.25          $13.71
(5% return before expenses)
---------------------------------------------------------------------------------

                                      4

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2004
                                  Value             Value            through
C CLASS                     September 1, 2004 February 28, 2005 February 28, 2005
---------------------------------------------------------------------------------
Actual                           $1,000           $1,314.90          $20.09
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,007.50          $17.42
(5% return before expenses)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2004
                                  Value             Value            through
I CLASS                     September 1, 2004 February 28, 2005 February 28, 2005
---------------------------------------------------------------------------------
Actual                           $1,000            $1,322            $14.39
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,012.50          $12.47
(5% return before expenses)
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                             [CHART]

                Third Millennium Russia Fund
Portfolio Holdings by Industry Sector as Percentage of Net Assets
                as of 2/28/2005 (unaudited)

Agriculture                     2.17%
Cellular Telecommunication      7.91%
Consumer                        3.47%
Financial                       2.90%
Gas Distribution                5.16%
Natural Resources               7.78%
Oil Distribution               14.46%
Oil Production                 10.22%
Steel                          13.42%
Transportation                  7.07%
Utilities                       2.20%
Wireline Telecommunication     16.25%
Other assets, net               6.99%


                                      5

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2005
                                  (unaudited)

        Number                                                Market
        of Shares Security Description                        Value
        --------- --------------------                      -----------

                  COMMON STOCK:                      93.01%

                  AGRICULTURE:                        2.17%
        2,430,000 Uralkaliy                                 $ 1,342,575
                                                            -----------

                  CELLULAR TELECOMMUNICATION:         7.91%
           56,000 Mobile Telesystems ADR                      2,245,040
           66,000 Vimpel Communications ADR*                  2,646,600
                                                            -----------
                                                              4,891,640
                                                            -----------

                  CONSUMER:                           3.47%
           69,727 Kalina Rts*                                 1,708,311
           20,000 Pharmacy Chain 36.6*                          436,000
                                                            -----------
                                                              2,144,311
                                                            -----------

                  FINANCIAL:                          2.90%
           30,000 Sberbank*                                   1,794,000
                                                            -----------

                  GAS DISTRIBUTION:                   5.16%
           60,000 RAO Gazprom ADR Reg S                       2,190,000
           51,000 Vostok Nafta Investment*                    1,001,509
                                                            -----------
                                                              3,191,509
                                                            -----------

                  NATURAL RESOURCES:                  7.78%
           25,000 Highland Gold Mining Ltd.                     108,425
           34,000 Norilsk JSC Mining & Smelting ADR           2,210,000
            1,000 Lebedinsky Mining*                             65,000
           21,000 Verkhanaya Salda Metal*                     2,425,500
                                                            -----------
                                                              4,808,925
                                                            -----------

                  OIL DISTRIBUTION:                  14.46%
           33,000 Lukoil ADR                                  4,613,400
          250,000 Nelson Resources Ltd.*                        498,292
          220,000 Sibneft ADR*                                3,828,000
                                                            -----------
                                                              8,939,692
                                                            -----------

                                      6

          Number                                            Market
          of Shares Security Description                    Value
          --------- --------------------                  -----------

                    OIL PRODUCTION:                10.22%
             57,000 Surgutneftegaz ADR*                   $ 2,374,050
            183,554 Teton Petroleum Co.*                      699,341
            600,000 Tyumen Oil*                             2,772,000
            158,000 Yukos Corp ADR*                           474,000
                                                          -----------
                                                            6,319,391
                                                          -----------

                    STEEL:                         13.42%
             30,000 Mechel Steel Group ADR*                   958,500
          1,341,040 Novolipetsk Ferrous Metal               1,870,751
          1,050,000 Severstal                               5,302,500
              2,800 Zaporozhstal Iron GDR*                    169,484
                                                          -----------
                                                            8,301,235
                                                          -----------

                    TRANSPORTATION:                 7.07%
             13,800 Aeroflot                                1,959,600
             10,000 Avtovaz*                                  291,000
            123,000 Far Eastern Shipping GDR*               2,121,750
                                                          -----------
                                                            4,372,350
                                                          -----------

                    UTILITIES:                      2.20%
             25,000 Donbasenergo*                             142,500
             11,500 Slavutich Pivzavod*                       169,625
             33,990 RAO Unified Energy System ADR           1,050,291
                                                          -----------
                                                            1,362,416
                                                          -----------

                    WIRELINE TELECOMMUNICATION:    16.25%
             51,000 Golden Telecom Inc.*                    1,502,460
            109,500 Moscow City Tel ADR                     1,615,125
             15,000 North-West Telecom                        486,750
             60,000 Rostelecom PFD*                            97,800
            150,000 Rostelecom-Sponsored ADR*               1,929,000
             10,000 Sibertelecom ADR*                         543,200
            200,000 Uralsvyasinform ADR                     1,668,000
            260,000 Volgatelecom ADR                        2,204,800
                                                          -----------
                                                           10,047,135
                                                          -----------

                    TOTAL INVESTMENTS:
                    (Cost: $45,056,651)            93.01%  57,515,179
                    Other assets, net               6.99%   4,323,717
                                                  ------  -----------
                    NET ASSETS                    100.00% $61,838,896
                                                  ======  ===========

                                      7

* Non-income producing
**Cost for Federal income tax purpose is $45,056,651 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $13,931,928
                   Gross unrealized depreciation  (1,473,400)
                                                 -----------
                   Net unrealized appreciation   $12,458,528
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

                                      8

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $45,056,651) (Notes 1 & 3)                                  $57,515,179
  Cash                                                                                                   6,316,434
  Foreign currency (cost $79,439)                                                                           75,418

  Receivables:
    Dividends                                                                               $  151,588
    Capital stock sold                                                                         361,152
    Securities sold                                                                            429,000
                                                                                            ----------
                                                                                                           941,740
  Other assets                                                                                              55,348
                                                                                                       -----------
     TOTAL ASSETS                                                                                       64,904,119
                                                                                                       -----------

LIABILITIES
  Payables:
    Securities purchased                                                                     2,900,525
    Capital stock redeemed                                                                     104,901
                                                                                            ----------
                                                                                                         3,005,426
  Accrued expenses:
    Advisor fees                                                                                55,205
    Administrative fees                                                                            850
    Other accrued expenses                                                                       3,742
                                                                                            ----------
                                                                                                            59,797
     TOTAL LIABILITIES                                                                                   3,065,223
                                                                                                       -----------

NET ASSETS                                                                                             $61,838,896
                                                                                                       ===========

Net Assets--Class A shares                                                                             $59,810,920
                                                                                                       ===========

  NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
   ($59,810,920 / 1,487,451 shares outstanding) (Note 2)                                               $     40.21
                                                                                                       ===========

  MAXIMUM OFFERING PRICE PER SHARE ($40.21 X 100/94.25)                                                $     42.66
                                                                                                       ===========

Net Assets--Class C shares                                                                             $   289,178
                                                                                                       ===========

  NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS C SHARE
   ($289,178 / 7,262 shares outstanding) (Note 2)                                                      $     39.82
                                                                                                       ===========

Net Assets--Class I shares                                                                             $ 1,738,798
                                                                                                       ===========

  NET ASSET VALUE, REDEMPTION AND OFFER PRICE PER CLASS I SHARE
   ($1,738,798 / 43,283 shares outstanding) (Note 2)                                                   $     40.17
                                                                                                       ===========

  At February 28, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
  Paid in capital                                                                                      $48,161,024
  Undistributed net investment loss                                                                       (569,977)
  Accumulated net realized gain on investments and foreign currency transactions                         1,793,342
  Net unrealized appreciation investments and foreign currency transactions                             12,454,507
                                                                                                       -----------
  Net assets                                                                                           $61,838,896
                                                                                                       ===========

See Notes to Financial Statements

                                      9

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

For the six months ended February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends (net of $24,432 foreign taxes withheld)                                   $   120,084
                                                                                     -----------

EXPENSES
 Investment advisory fees (Note 2)                                           439,559
 12b-1 fees, Class A (Note 2)                                                 60,689
 12b-1 and service fees, Class C (Note 2)                                      1,116
 Custodian fees                                                               44,642
 Accounting fees                                                              16,176
 Legal and audit fees                                                         53,048
 Registration fees                                                            10,107
 Recordkeeping and administrative services (Note 2)                           51,405
 Transfer agent fees (Note 2)                                                 59,744
 Shareholder servicing and reports (Note 2)                                   40,288
 Miscellaneous                                                                57,563
                                                                             -------
   Total expenses                                                                        834,337
 Management fee waiver (Note 2)                                                         (144,276)
                                                                                     -----------
 Expenses, net                                                                           690,061
                                                                                     -----------
 Net investment loss                                                                    (569,977)
                                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCIES
 Net realized gain on investments                                                      1,947,816
 Net realized gain on foreign currency conversions                                            18
 Net change in unrealized depreciation of investments and foreign currencies          12,857,633
                                                                                     -----------
 Net gain on investments                                                              14,805,467
                                                                                     -----------
 Net increase in net assets resulting from operations                                $14,235,490
                                                                                     ===========

See Notes to Financial Statements

                                      10

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               Six months ended
                                               February 28, 2005    Year ended
                                                  (unaudited)    August 31, 2004*
                                               ----------------- ----------------
OPERATIONS
 Net investment loss                              $  (569,977)     $  (417,635)
 Net realized gain on investments and foreign
   currency transactions                            1,947,834        9,474,110
 Change in unrealized
   appreciation/depreciation of investments        12,857,633       (5,937,416)
                                                  -----------      -----------
 Net increase in net assets resulting from
   operations                                      14,235,490        3,119,059

DISTRIBUTION TO SHAREHOLDERS FROM
 Capital gains--Class A shares ($4.04 and
   $3.82 per share, respectively)                  (5,038,377)      (2,879,482)
 Capital gains--Class C shares ($3.96 and
   $3.82 per share, respectively)                     (25,366)            (685)
 Capital gains--Class I shares ($4.09 and
   $.-- per share, respectively)                     (150,761)              --
 Ordinary income--Class A shares ($1.62 and
   $.03 per share, respectively)                   (2,017,914)         (19,449)
 Ordinary income--Class C shares ($1.59 and
   $.03 per share, respectively)                      (10,161)              (5)
 Ordinary income--Class I shares ($1.64 and
   $.-- per share, respectively)                      (60,388)              --
                                                  -----------      -----------
 Net distributions                                 (7,302,967)      (2,899,621)
                                                  -----------      -----------

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from
   capital share transactions-- Class A
   shares**                                        11,035,323       20,065,630
 Net increase in net assets resulting from
   capital share transactions-- Class C
   shares**                                           111,437          153,238
 Net increase in net assets resulting from
   capital share transactions-- Class I
   shares**                                           201,150        1,400,000
 Net increase in net assets                        18,280,433       21,838,306
 Net assets at beginning of period                 43,558,463       21,720,157
                                                  -----------      -----------
NET ASSETS at the end of the period               $61,838,896      $43,558,463
                                                  ===========      ===========

* Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.
**A summary of capital share transactions follows:

                                         Six months ended
                                         February 28, 2005            Year ended
                                            (unaudited)            August 31, 2004
                                     ------------------------  -----------------------
                                       Shares        Value       Shares       Value
Class A shares                       ----------  ------------  ---------  ------------
Shares sold                           1,164,360  $ 44,057,684  1,347,912  $ 51,504,723
Shares reinvested from distributions    200,000     6,613,992     92,215     2,837,461
Shares redeemed                      (1,056,966)  (39,636,353)  (975,447)  (34,276,554)
                                     ----------  ------------  ---------  ------------
Net increase                            307,394  $ 11,035,323    464,680  $ 20,065,630
                                     ==========  ============  =========  ============

                                      11

                                        Six months ended
                                       February 28, 2005     Period ended
                                          (unaudited)      August 31, 2004*
                                       -----------------  ------------------
                                       Shares    Value    Shares     Value
  Class C shares                       ------  ---------  ------  ----------
  Shares sold                           5,034  $ 184,692   6,651  $  247,469
  Shares reinvested from distributions  1,017     33,350      22         690
  Shares redeemed                      (2,903)  (106,605) (2,558)    (94,921)
                                       ------  ---------  ------  ----------
  Net increase                          3,148  $ 111,437   4,115  $  153,238
                                       ======  =========  ======  ==========

                                        Six months ended
                                       February 28, 2005     Period ended
                                          (unaudited)      August 31, 2004*
                                       -----------------  ------------------
                                       Shares    Value    Shares     Value
  Class I shares                       ------  ---------  ------  ----------
  Shares sold                           4,582  $ 190,000  37,202  $1,400,000
  Shares reinvested from distributions  6,395    211,150      --          --
  Shares redeemed                      (4,896)  (200,000)     --          --
                                       ------  ---------  ------  ----------
  Net increase                          6,081  $ 201,150  37,202  $1,400,000
                                       ======  =========  ======  ==========

See Notes to Financial Statements

                                      12

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                Class A Shares
                                         -----------------------------------------------------------
                                          Six months
                                            ended
                                         February 28,              Years ended August 31,
                                             2005      ---------------------------------------------
                                         (unaudited)     2004      2003     2002      2001      2000
                                         ------------  -------   -------  -------   -------   ------
Per Share Operating Performance
Net asset value, beginning of period       $ 35.66     $ 30.36   $ 20.81  $ 17.31   $ 26.37   $14.17
                                           -------     -------   -------  -------   -------   ------
Income from investment operations-
   Net investment income (loss)              (0.37)      (0.35)     0.03    (0.18)    (0.06)   (0.40)
   Net realized and unrealized gain
     (loss) on investments                   10.58        9.50     10.71     3.68     (5.35)   12.93
                                           -------     -------   -------  -------   -------   ------
   Total from investment operations          10.21        9.15     10.74     3.50     (5.41)   12.53
                                           -------     -------   -------  -------   -------   ------
Less distributions-
   Distributions from ordinary income        (1.62)      (0.03)        0        0         0        0
   Distributions from realized gains on
     investments                             (4.04)      (3.82)    (1.19)      --     (3.65)   (0.33)
                                           -------     -------   -------  -------   -------   ------
   Total distributions                       (5.66)      (3.85)    (1.19)      --     (3.65)   (0.33)
                                           -------     -------   -------  -------   -------   ------
Net asset value, end of period             $ 40.21     $ 35.66   $ 30.36  $ 20.81   $ 17.31   $26.37
                                           =======     =======   =======  =======   =======   ======
Total Return                                 32.07%      32.15%    54.05%   20.22%   (16.36%)  90.33%
                                           =======     =======   =======  =======   =======   ======

Ratios/Supplemental Data
   Net assets, end of period (000's)       $59,811     $42,086   $21,720  $11,538   $ 3,299   $2,871
Ratio of expenses to average net assets
Ratio to average net assets /(A)/
   Expenses /(B)/                             2.75%**     2.76%     2.79%    2.91%     3.46%    3.10%
   Expense ratio--net /(C)/                   2.75%**     2.75%     2.75%    2.75%     2.75%    2.75%
   Net investment income (loss)              (2.27%)**   (1.10%)    0.14%   (1.18%)   (0.48%)  (1.96%)
Portfolio turnover rate                      28.22%     105.60%    57.55%  140.79%    54.05%   68.88%

**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .57% for the period ended February 28, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, and 5.75% for the year ended August 31, 2000.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

                                      13

                                                       Class C Shares                 Class I Shares
                                               --------------------------     --------------------------
                                               Six months ended               Six months ended
                                                 February 28,   Period ended    February 28,   Period ended
                                                     2005        August 31,         2005        August 31,
                                                 (unaudited)       2004 *       (unaudited)       2004 *
                                               ---------------- ------------  ---------------- ------------
Per Share Operating Performance
Net asset value, beginning of period                $35.41        $ 34.32          $35.66        $ 35.92
                                                    ------        -------          ------        -------
Income from investment operations-
   Net investment loss                               (0.48)         (0.46)          (0.01)         (0.14)
   Net realized and unrealized gain (loss) on
     investments                                     10.44           5.40           10.25          (0.12)
                                                    ------        -------          ------        -------
   Total from investment operations                   9.96           4.94           10.24          (0.26)
                                                    ------        -------          ------        -------
Less distributions-
   Distributions from ordinary income                (1.59)         (0.03)          (1.64)            --
   Distributions from realized gains on
     investments                                     (3.96)         (3.82)          (4.09)            --
                                                    ------        -------          ------        -------
   Total distributions                               (5.55)         (3.85)          (5.73)            --
                                                    ------        -------          ------        -------
Net asset value, end of period                      $39.82        $ 35.41          $40.17        $ 35.66
                                                    ======        =======          ======        =======
Total Return                                         31.49%         16.08%          32.20%         11.84%
                                                    ======        =======          ======        =======

Ratios/Supplemental Data
   Net assets, end of period (000's)                $  289        $   146          $1,739        $ 1,327
Ratio of expenses to average net assets
Ratio to average net assets /(A)/
   Expenses /(B)/                                     3.50%**        3.51%**         2.50%**        2.51%**
   Expense ratio--net /(C)/                           3.50%**        3.50%**         2.50%**        2.50%**
   Net investment income (loss)                      (3.02%)**      (1.85%)**       (2.02%)**      (0.85%)**
Portfolio turnover rate                              28.22%        105.60%          28.22%        105.60%

*Commencement of operations for Class C shares was December 3, 2003, and
 January 30, 2004 for Class I shares.
**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .57% for the period ended February 28, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, and 5.75% for the year ended August 31, 2000.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

                                      14

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

      Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined

                                      15

using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      E. Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      F. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees

                                      16

and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2005. For the six months ended February 28, 2005, the Advisor waived fees of $144,276.

      Prior to September 1, 2002, TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder Services, Inc. ("CSS"), collectively referred to as the "Service Providers", contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75%.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2005 was $822,676.

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 28, 2005 were $38,094. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2005, the CDSC for Fund shares redeemed was $122,572.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2005, $61,805 was incurred in distribution and shareholder servicing fees.

      As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $51,405 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $35,422 for its services for the six months ended February 28, 2005.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2005, were $14,755,132 and $13,903,663, respectively.

                                      17

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004, respectively, was as follows:

                                    Six months ended
                                    February 28, 2005   Year ended
                                       (unaudited)    August 31, 2004
                                    ----------------- ---------------
           Distributions paid from:
            Ordinary income            $2,088,463       $   19,454
            Long term capital gains     5,214,504        2,880,167
                                       ----------       ----------
                                       $7,302,967       $2,899,621
                                       ==========       ==========

      As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

                      Net realized gains      $ 3,881,805
                      Unrealized appreciation  12,454,507
                                              -----------
                                              $16,336,312
                                              ===========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                      18

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Auditors:

       Tait, Weller and Baker
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525.

                                    [GRAPHIC]



                      Semi-Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2005

GENOMICSFUND

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                Beginning          Ending       Expenses Paid During the Period*
                              Account Value     Account Value      September 1, 2004 through
                            September 1, 2004 February 28, 2005        February 28, 2005
------------------------------------------------------------------------------------------------
Actual                           $1,000           $1,146.97                  $10.11
------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,015.50                  $ 9.49

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                                      1

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                          [CHART]

                                  GenomicsFund
          Portfolio Holdings by Sector, as Percentage of Net Assets as
                            of 2/28/2005 (unaudited)

 Industry Sectors                       Percentage of
                                         Net Assets
Biopharmaceuticals & Biotherapeutics
(FDA approved products)                   23.42%
Biopharmaceuticals & Biotherapeutics
(products in clinical development)        26.82%
Bioinformatics & Analysis Technologies    44.65%
Other assets, net                          5.11%



                                      2

                                 GENOMICSFUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2005
                                  (unaudited)

        Number                                                  Market
        of Shares Security Description                          Value
        --------- --------------------                        ----------

                  COMMON STOCKS:                       94.89%

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with FDA
                  approved products)                   23.42%
          3,400   Biogen IDEC, Inc.                           $  131,410
          6,800   Celegene Corp.                                 186,150
          5,800   Genentech, Inc.                                273,760
          5,400   Gen-Probe, Inc.                                274,914
          3,400   Genzyme Corporation                            190,706
          5,300   Gilead Scineces Inc.                           183,115
         14,100   Nabi Biopharmaceuticals                        179,070
                                                              ----------
                                                               1,419,125
                                                              ----------

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with
                  products in clinical development)    26.82%
         16,200   Alnylam Pharmaceuticals Inc.                   115,506
          3,500   Amgen Inc.                                     215,635
          8,600   Amylin Pharmaceuticals Inc.                    184,212
         10,200   Atherogenics Inc.                              168,402
          8,600   CV Therapeutics Inc.                           188,598
         25,000   DeCode Genetics Inc.                           161,500
         17,600   Human Genome Sciences                          196,416
          4,400   Neurocrine Biosciences Inc.                    176,132
         19,000   Vertex Pharmaceutical, Inc.                    219,260
                                                              ----------
                                                               1,625,661
                                                              ----------

                  BIOINFORMATICS AND ANALYSIS
                  TECHNOLOGIES:                        44.65%
         12,000   Affymetrix, Inc.                               512,760
         10,500   Applera Corporation*                           215,670
         49,200   Caliper Life Sciences Inc.                     356,208
          5,900   Charles River Laboratories                     271,990
          3,500   Fisher Scientific                              212,275
         10,000   Harvard Bioscience Inc.                         40,800
         11,000   Perkinelmer Inc.*                              243,980

                                      3

            Number                                          Market
            of Shares Security Description                  Value
            --------- --------------------                ----------

                      BIOINFORMATICS AND ANALYSIS
                      TECHNOLOGIES (continued):
              8,200   SFBC International Inc.             $  356,290
             12,600   Ventiv Health Inc.                     300,510
              4,000   Waters Corporation                     195,400
                                                          ----------
                                                           2,705,883
                                                          ----------
                      TOTAL INVESTMENTS:
                      (Cost: $5,931,508)**         94.89%  5,750,669
                      Other assets, net             5.11%    309,956
                                                  ------  ----------
                      NET ASSETS                  100.00% $6,060,625
                                                  ======  ==========

* Non-income producing
**Costfor Federal income tax purpose is $5,931,508 and net unrealized depreciation consists of:

                    Gross unrealized appreciation $  93,513
                    Gross unrealized depreciation  (274,352)
                                                  ---------
                    Net unrealized depreciation   $(180,839)
                                                  =========

See Notes to Financial Statements

                                      4

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $5,931,508) (Notes 1 & 3)                   $  5,750,669
 Cash                                                                                       87,967

 Receivables:
   Dividends                                                               $      446
   Interest                                                                       554
   Due from advisor (Note 2)                                                   27,546
   Securities sold                                                          1,071,106
   Capital stock sold                                                           5,600
                                                                           ----------
                                                                                         1,105,252
 Prepaid assets                                                                             23,106
                                                                                      ------------
     TOTAL ASSETS                                                                        6,966,994
                                                                                      ------------

LIABILITIES
 Payables:
   Securities purchased                                                       897,289
   Capital stock redeemed                                                       4,179
                                                                           ----------
                                                                                           901,468
 Accrued expenses                                                                            4,901
                                                                                      ------------
     TOTAL LIABILITIES                                                                     906,369
                                                                                      ------------

NET ASSETS                                                                            $  6,060,625
                                                                                      ============

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (Note 2) ($6,060,625 / 2,130,651 shares outstanding)                         $       2.84
                                                                                      ============

 At February 28, 2005 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                      $ 30,180,126
 Undistributed net investment loss                                                         (55,646)
 Accumulated net realized loss on investments                                          (23,883,016)
 Net unrealized depreciation of investments                                               (180,839)
                                                                                      ------------
 Net Assets                                                                           $  6,060,625
                                                                                      ============

See Notes to Financial Statements

                                      5

GENOMICSFUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

    INVESTMENT INCOME
     Dividend and interest income                                 $  3,564
                                                                  --------

    EXPENSES
     Investment advisory fees (Note 2)                    $31,163
     12b-1 fees (Note 2)                                    7,785
     Custody fees                                           1,819
     Accounting fees (Note 2)                               9,674
     Recordkeeping and administrative services (Note 2)     7,438
     Registration fees                                      8,166
     Transfer agent fees (Note 2)                          18,810
     Shareholder servicing and reports (Note 2)            10,325
     Legal and audit fees                                   7,105
     Miscellaneous                                         15,634
                                                          -------
       Total expenses                                              117,919
     Fee waivers and reimbursed expenses (Note 2)                  (58,709)
                                                                  --------
     Net expenses                                                   59,210
                                                                  --------
     Net investment loss                                           (55,646)
                                                                  --------

    REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investment                                43,369
     Net change in unrealized depreciation on investments          815,938
                                                                  --------
     Net gain on investments                                       859,307
                                                                  --------
     Net increase in net assets resulting from operations         $803,661
                                                                  ========

See Notes to Financial Statements

                                      6

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Six months ended
                                                                 February 28, 2005   Year ended
                                                                    (unaudited)    August 31, 2004
                                                                 ----------------- ---------------
OPERATIONS
 Net investment loss                                                $  (55,646)      $  (132,988)
 Net realized gain on investments                                       43,369         1,196,144
 Change in unrealized appreciation (depreciation) of investments       815,938        (1,125,225)
                                                                    ----------       -----------
 Net increase (decrease) in net assets resulting from operations       803,661           (62,069)
CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*                                                      (327,544)       (4,151,846)
                                                                    ----------       -----------
 Net increase (decrease) in net assets                                 476,117        (4,213,915)
 Net assets at beginning of period                                   5,584,508         9,798,423
                                                                    ----------       -----------
NET ASSETS at the end of the period                                 $6,060,625       $ 5,584,508
                                                                    ==========       ===========

* A summary of capital share transactions follows:

                           Six months ended
                          February 28, 2005           Year ended
                             (unaudited)           August 31, 2004
                        ---------------------  -----------------------
                         Shares      Value       Shares       Value
                        --------  -----------  ----------  -----------
        Shares sold      295,513  $   861,887     686,416  $ 1,840,992
        Shares redeemed (416,731)  (1,189,431) (2,309,212)  (5,992,838)
                        --------  -----------  ----------  -----------
        Net decrease    (121,218) $  (327,544) (1,622,796) $(4,151,846)
                        ========  ===========  ==========  ===========

See Notes to Financial Statements

                                      7

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                  Six months ended           Year ended August 31,
                                  February 28, 2005 -------------------------------------     Period ended
                                     (unaudited)      2004      2003      2002      2001    August 31, 2000*
                                  ----------------- -------   -------   -------   -------   ----------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                                $  2.48      $  2.53   $  1.66   $  4.33   $ 10.54       $ 10.00
                                       -------      -------   -------   -------   -------       -------
Income from investment
 operations-
  Net investment loss                    (0.03)       (0.06)    (0.04)    (0.06)    (0.10)        (0.03)
  Net realized and unrealized
   gain (loss) on investments             0.39         0.01      0.91     (2.61)    (5.97)         0.57
  Total from investment
   operations                             0.36        (0.05)     0.87     (2.67)    (6.07)         0.54
Less distributions-
  Distributions from net
   realized gains on
   investments                              --           --        --        --     (0.14)           --
                                       -------      -------   -------   -------   -------       -------
  Net asset value, end of
   period                              $  2.84      $  2.48   $  2.53   $  1.66   $  4.33       $ 10.54
                                       =======      =======   =======   =======   =======       =======
Total Return                             14.70%       (1.98%)   52.41%   (61.66%)  (57.49%)        5.40%
                                       =======      =======   =======   =======   =======       =======
Ratios/Supplemental Data
  Net assets, end of period
   (000's)                             $ 6,061      $ 5,585   $ 9,798   $ 7,513   $18,830       $28,822
Ratio to average net assets /(A)/
  Expenses /(B)/                          1.90%**      1.94%     1.95%     1.94%     1.98%         1.89%**
  Expense ratio - net /(C)/               1.90%**      1.90%     1.90%     1.90%     1.90%         1.89%**
  Net investment loss                    (1.79%)**    (1.82%)   (1.90%)   (1.90%)   (1.90%)       (1.73%)**
Portfolio turnover rate                 108.63%      159.84%   134.87%    74.15%    70.97%        85.25%

*Commencement of operations was March 1, 2000.
**Annualized

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.89% for the six months ended February 28, 2005; 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, 0.89% for the year ended August 31, 2002, 0.29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

                                      8

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $23,926,385 available to offset future capital gains, if any, of which $8,430,382 expires in 2008, $8,383,040 which expires in 2009 and $7,112,963 which expires in 2010.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect

                                      9

the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2005. The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Adviser from its advisory fee. For the six months ended February 28, 2005, CCM waived fees of $31,163 and reimbursed expenses of $27,546. As of February 28, 2005, $27,546 was due from the advisor and paid in April, 2005.

      CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2005 was $494,520.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 28, 2005, there was $7,785 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the six months ended February 28, 2005. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2005, the CDSC for Fund shares redeemed was $8,315.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $7,438 for providing shareholder services, recordkeeping,

                                      10

administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the average daily net assets of the Fund.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent FSI received $18,810 for its services for the six months ended February 28, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $9,674 for its services for the six months ended February 28, 2005.

      Certain officers and/or an interested director of the Fund are also officers and/or director of CCM, xGENx, LLC, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2005, aggregated $6,724,547 and $6,223,013, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the six months ended February 28, 2005 or the year ended August 31, 2004.

      As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforward $(23,926,385)
                    Unrealized depreciation       (180,839)
                                              ------------
                                              $(24,107,224)
                                              ============

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                      11

Investment Adviser:

   Commonwealth Capital Management, LLC
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (877) 433-GENE.

                                 877.433.GENE
[LOGO] genomics fund
investment in life/TM/

                              Semi-Annual Report
                                to Shareholders

                                 GENOMICSFUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2005

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Financial Officer

Date: May 9, 2005